Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Brendan Wood TopGun ETF
Shareholder Report [Line Items]
Fund Name	Brendan Wood TopGun ETF
Class Name	Brendan Wood TopGun ETF
Trading Symbol	BWTG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brendan Wood TopGun ETF for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brendanwoodtopgunetf.com. You can also request this information by contacting us at 833‑759-6110.
Additional Information Phone Number	833‑759-6110
Additional Information Website	brendanwoodtopgunetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brendan Wood TopGun ETF	$101	0.95%¹
¹	The advisor waived part of its management fee to limit total expenses. Had the advisor not waived part of its management fee, costs would be higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of September 1, 2025 to August 31, 2026, the Brendan Wood TopGun ETF (the “Fund”) gained 13.26% , while the S&P 500® Index advanced 20.38% .

What key factors affected the Fund's performance?

The Fund invests in companies identified by Brendan Wood International as “TopGun” companies, recognized by institutional investors for stronger fundamentals, management quality, and shareholder alignment.

Over the twelve-month period, equity markets delivered strong returns, with the S&P 500® Index advancing 20.38% on a total return basis. Markets were led by continued enthusiasm for artificial intelligence and sustained outperformance from the largest technology companies. Despite ongoing macroeconomic uncertainty—including evolving Federal Reserve policy and concerns about the pace of global growth—investor appetite for high-quality equities remained robust, and corporate earnings broadly exceeded expectations. The Fund’s portfolio of companies recognized by Brendan Wood International for stronger fundamentals, management quality, and shareholder alignment captured meaningful participation in the market’s advance, though the Fund’s diversified sector approach lagged the benchmark’s concentrated technology-driven gains.

Stock selection in quality-oriented companies across financials, industrials, and healthcare contributed positively to absolute returns. The primary driver of relative underperformance was the Fund’s structural underweight to mega-cap technology names—including those most directly tied to artificial intelligence infrastructure and applications—which continued to disproportionately drive the S&P 500® Index’s advance. The Fund’s 13.26% gain represents solid absolute performance and reflects the enduring value of investing in companies with strong institutional investor conviction, even in an environment that rewarded concentrated technology exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return Since Inception
Brendan Wood TopGun ETF	13.26%	20.71%
S&P 500® Index	20.38%	24.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.brendanwoodtopgunetf.com/#performance for more recent performance information.
Net Assets	$ 20,631,133
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 184,026
Investment Company, Portfolio Turnover	83.66%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Net Assets	$20,631,133
Number of Holdings	20
Total Net Advisory Fee	$184,026
Portfolio Turnover Rate	83.66%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of August 31, 2026 ) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
iShares Core S&P 500 ETF	8.22%
Nvidia Corp.	6.89%
Welltower, Inc.	5.93%
Alphabet, Inc. Class C	5.92%
Targa Resources Partners LP	5.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.13%
Parker-Hannifin Corp.	5.03%
Morgan Stanley	4.89%
CrowdStrike Holdings, Inc.	4.87%
Royal Bank of Canada	4.77%

[1]	The advisor waived part of its management fee to limit total expenses. Had the advisor not waived part of its management fee, costs would be higher.